Other non-current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Non-current Assets [Line Items]
Other non-current assets	$ 1,289	$ 3,589
Rent, Trade and Other Term Deposits
Other Non-current Assets [Line Items]
Other non-current assets	1,245	3,441
Miscellaneous Other Non-Current Assets
Other Non-current Assets [Line Items]
Other non-current assets	$ 44	$ 148